Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of other liabilities as of September 30, 2014 and December 31, 2013 is as follows:

	September 30, 2014	December 31, 2013
	(in millions)
Advances on buy-back agreements	$1,955	$1,902
Warranty and campaign programs	1,035	1,111
Marketing and sales incentive programs	1,596	1,340
Accrued expenses and deferred income	750	748
Legal reserves	506	551
Contract reserve	398	467
Restructuring reserve	92	77
Other	2,307	2,539

Total	$8,639	$8,735

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the three and nine months ended September 30, 2014 and 2013 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,
	2014	2013
	(in millions)
Balance at July 1	$1,123	$1,045
Additions	241	202
Claims paid	(229)	(200)
Currency translation adjustment and other	(100)	7

Balance at September 30	$1,035	$1,054

	Nine Months Ended September 30,
	2014	2013
	(in millions)
Balance at January 1	$1,111	$1,058
Additions	634	587
Claims paid	(634)	(564)
Currency translation adjustment and other	(76)	(27)

Balance at September 30	$1,035	$1,054